Inventories - Schedule of inventories and current intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 95	£ 188
Raw materials and consumables	356	542
Emission allowances	106	98
Total inventories	£ 557	£ 828